Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Dec. 04, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)			34,500,000
Over-allotment option, per share (in Dollars per share)			$ 10.00
Gross proceeds of public offering			$ 345,000,000
Unit price per share (in Dollars per share)		$ 10.00
Transaction costs		$ 19,469,085
Underwriting fees		6,900,000
Deferred underwriting fee		12,075,000
Other offering costs		494,085
Closing initial public offering		$ 12,075,000
Initial public offering price per unit (in Dollars per share)			$ 10.00
Sponsor, description		The Sponsors have agreed that they will be liable jointly and severally to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, there can be no assurance that they will be able to satisfy those obligations should they arise.
Redeem public shares, percentage		20.00%	100.00%
Net tangible assets		$ 5,000,001
Dissolution expenses			$ 100,000
Trust account price per share (in Dollars per share)			$ 10.00
Cash		632,387		$ 26,794	$ 92,804
Marketable securities held in Trust Account		345,012,580		$ 0
working capital		1,230,730
Franchise and income taxes payable		18,454
Amount deposit in trust account		$ 12,600
Warrants price, per share (in Dollars per share)		$ 1.50
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Loans	$ 970,000
Warrants	$ 2,000,000
Warrants price, per share (in Dollars per share)	$ 1.50
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)			4,500,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Closing initial public offering			$ 345,000,000
Founders Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)			5,833,333
Unit price per share (in Dollars per share)			$ 1.50
Board of Directors [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds of public offering			$ 8,750,000